OTHER INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Government Grants [Abstract]
Grants	$ 1,784	$ 1,774	$ 2,620
Gain on divestment in associates	0	12,242	0
Proceeds from PRV sale	21,279	0	0
Other	286	507	0
Total	$ 23,349	$ 14,523	$ 2,620